Property and Equipment	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment consisted of the following:

	As of
(in millions)	March 31, 2018	March 31, 2017
Property and equipment — gross:
Land, buildings and leasehold improvements	$2,464	$873
Computers and related equipment	4,185	2,695
Furniture and other equipment	323	141
Construction in progress	77	10
	7,049	3,719
Less: accumulated depreciation and amortization	3,686	2,816
Property and equipment, net	$3,363	$903

Depreciation expense for fiscal 2018, 2017 and 2016 was $709 million, $338 million and $383 million, respectively.